Expenses	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Expenses	Expenses
Losses on claims, net, operating expenses and other expenses for the years ended December 31 were comprised as follows:

	2020			2019
	Insurance and reinsurance companies(1)	Non-insurance companies	Total	Insurance and reinsurance companies(1)	Non-insurance companies	Total
Losses and loss adjustment expenses	8,954.5	—	8,954.5	8,401.5	—	8,401.5
Cost of sales	—	2,997.6	2,997.6	—	3,474.1	3,474.1
Wages and salaries	1,359.1	632.4	1,991.5	1,263.2	801.4	2,064.6
Depreciation, amortization and impairment charges(2)	234.6	517.5	752.1	253.8	397.0	650.8
Employee benefits	293.0	105.2	398.2	326.7	121.8	448.5
Premium taxes	240.3	—	240.3	223.9	—	223.9
Information technology costs	194.4	33.0	227.4	163.1	29.9	193.0
Audit, legal and tax professional fees	141.0	64.0	205.0	137.0	52.3	189.3
Share-based payments to directors and employees	103.6	5.9	109.5	89.1	13.4	102.5
Shipping and delivery	1.2	107.5	108.7	1.5	69.6	71.1
Marketing costs	27.6	67.5	95.1	30.8	108.5	139.3
Repairs and maintenance	4.8	61.4	66.2	4.8	63.8	68.6
Utilities	7.9	48.6	56.5	7.7	46.2	53.9
Short-term, low value and other lease costs(3)	15.7	30.8	46.5	17.5	60.5	78.0
Travel and entertainment	19.6	23.0	42.6	57.5	34.2	91.7
Loss on repurchase of borrowings (note 15)	—	—	—	—	23.7	23.7
Administrative expense and other	263.7	164.5	428.2	186.3	160.5	346.8
Losses on claims, net, operating expenses and other expenses(4)(5)	11,861.0	4,858.9	16,719.9	11,164.4	5,456.9	16,621.3
Commissions, net (note 9)(6)	2,355.0	—	2,355.0	2,206.8	—	2,206.8
Interest expense (note 15)(6)	305.3	170.6	475.9	288.1	183.9	472.0
	14,521.3	5,029.5	19,550.8	13,659.3	5,640.8	19,300.1
(1)    Includes the Run-off reporting segment and Corporate and Other.
(2)     Includes non-cash impairment charges on right-of-use assets of $18.2 (2019 - $0.9) and finance lease receivables of $11.1 (2019 - nil) principally related to COVID-19 in the non-insurance companies reporting segment.
(3)    Includes the benefit of COVID-19 lease concessions of $14.9, primarily in the non-insurance companies reporting segment.
(4)    Expenses of the insurance and reinsurance companies, excluding commissions, net and interest expense, are included in losses on claims, net and operating expenses in the consolidated statement of earnings.
(5)    Expenses of the non-insurance companies, excluding commissions, net and interest expense, and loss on repurchase of borrowings of the holding company, are included in other expenses in the consolidated statement of earnings.
(6)    Presented as separate lines in the consolidated statement of earnings.

During 2020 the Non-insurance companies reporting segment recognized COVID-19-related government wage assistance of $123.8 (2019 - nil) as a reduction of other expenses in the consolidated statement of earnings.